UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

            Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                               Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                Hartford, CT 06103-4506

                                                    (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.6%

Consumer Discretionary—28.0%
Amazon.com, Inc.(2)	10,340	$8,658
Ctrip.Com International Ltd. ADR(2)	42,240	1,967
Home Depot, Inc. (The)	45,728	5,884
Las Vegas Sands Corp.	113,012	6,503
Netflix, Inc.(2)	35,970	3,545
NIKE, Inc. Class B	123,925	6,524
Priceline Group, Inc. (The)(2)	4,279	6,296
Ross Stores, Inc.	78,767	5,065
Starbucks Corp.	133,318	7,218
TripAdvisor, Inc.(2)	60,242	3,806

		55,466

Consumer Staples—12.4%
Colgate-Palmolive Co.	37,097	2,750
Costco Wholesale Corp.	25,771	3,930
Estee Lauder Cos., Inc. (The) Class A	24,847	2,201
Mead Johnson Nutrition Co.	45,741	3,614
Monster Beverage Corp.(2)	45,185	6,634
Philip Morris International, Inc.	55,711	5,416

		24,545

Energy—5.7%
Cabot Oil & Gas Corp.	75,653	1,952
Core Laboratories N.V.	27,156	3,051
Pioneer Natural Resources Co.	17,060	3,167
Schlumberger Ltd.	38,839	3,054

		11,224

Financials—1.1%
Charles Schwab Corp. (The)	70,527	2,226

Health Care—13.0%
Amgen, Inc.	7,882	1,315
BioMarin Pharmaceutical, Inc.(2)	41,446	3,835
Bristol-Myers Squibb Co.	86,003	4,637
Celgene Corp.(2)	59,649	6,235
Danaher Corp.	41,777	3,275
Gilead Sciences, Inc.	34,670	2,743
Zoetis, Inc.	73,224	3,808

		25,848

Industrials—2.8%
Roper Technologies, Inc.	19,692	3,593

	SHARES	VALUE

Industrials—(continued)
Wabtec Corp.	24,600	$2,009

		5,602

Information Technology—34.8%
Accenture plc Class A	27,951	3,415
Activision Blizzard, Inc.	69,520	3,080
Alibaba Group Holding Ltd. Sponsored ADR(2)	89,478	9,466
Alphabet, Inc. Class A(2)	6,879	5,531
Amphenol Corp. Class A	91,364	5,931
CoStar Group, Inc.(2)	16,290	3,527
Facebook, Inc. Class A(2)	152,692	19,586
Paycom Software, Inc.(2)	55,462	2,780
Visa, Inc. Class A	88,368	7,308
Workday, Inc. Class A(2)	49,470	4,536
Yandex N.V. Class A(2)	186,535	3,927

		69,087

Materials—1.8%
Ecolab, Inc.	30,174	3,673

TOTAL COMMON STOCKS (Identified Cost $126,882)		197,671

TOTAL LONG TERM INVESTMENTS—99.6% (Identified Cost $126,882)		197,671

TOTAL INVESTMENTS—99.6% (Identified Cost $126,882)		197,671	(1)

Other assets and liabilities, net—0.4%		757

NET ASSETS—100.0%		$198,428

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	92%

China	6

Russia	2

Total	100%

† % of total investments as of September 30, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$197,671	$ 197,671
Total Investments	$197,671	$ 197,671

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

VIRTUS ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—26.4%

Consumer Discretionary—2.4%
BorgWarner, Inc.	6,839	$241
Delphi Automotive plc	3,744	267
Harman International Industries, Inc.	3,240	274
Horton (D.R.), Inc.	7,055	213
Lennar Corp. Class A	4,607	195
Netflix, Inc.(2)	2,376	234
News Corp. Class A	16,485	230
Royal Caribbean Cruises Ltd.	3,312	248
Under Armour, Inc. Class A(2)	5,183	200
Wynn Resorts Ltd.	2,736	267

		2,369

Energy—7.7%
Anadarko Petroleum Corp.	5,615	356
Apache Corp.	5,759	368
Baker Hughes, Inc.	4,823	243
Chesapeake Energy Corp.(2)	72,560	455
Cimarex Energy Co.	2,016	271
Concho Resources, Inc.(2)	2,160	297
ConocoPhillips	6,047	263
Devon Energy Corp.	8,135	359
Diamond Offshore Drilling, Inc.	12,022	212
EOG Resources, Inc.	2,592	251
FMC Technologies, Inc.(2)	9,502	282
Halliburton Co.	5,399	242
Helmerich & Payne, Inc.	4,032	271
Hess Corp.	5,183	278
Kinder Morgan, Inc.	11,662	270
Marathon Oil Corp.	23,467	371
Marathon Petroleum Corp.	6,623	269
Murphy Oil Corp.	11,446	348
Newfield Exploration Co.(2)	6,335	275
Noble Energy, Inc.	7,271	260
ONEOK, Inc.	5,543	285
Pioneer Natural Resources Co.	1,296	240
Southwestern Energy Co.(2)	15,765	218
Tesoro Corp.	3,024	240
Transocean Ltd.(2)	29,370	313
Williams Cos., Inc. (The)	15,981	491

		7,728

	SHARES	VALUE

Financials—8.3%
Affiliated Managers Group, Inc.(2)	2,088	$302
Ameriprise Financial, Inc.	2,592	259
Bank of America Corp.	17,349	272
Bank of New York Mellon Corp. (The)	5,759	230
BlackRock, Inc.	648	235
Capital One Financial Corp.	3,312	238
Charles Schwab Corp. (The)	9,502	300
Citigroup, Inc.	5,903	279
Citizens Financial Group, Inc.	9,358	231
Comerica, Inc.	5,615	266
E*TRADE Financial Corp.(2)	11,302	329
Fifth Third Bancorp	12,958	265
Franklin Resources, Inc.	6,335	225
Goldman Sachs Group, Inc. (The)	1,368	221
Huntington Bancshares, Inc.	22,963	226
Invesco Ltd.	9,430	295
JPMorgan Chase & Co.	3,528	235
KeyCorp.	20,156	245
Legg Mason, Inc.	7,343	246
Lincoln National Corp.	6,407	301
MetLife, Inc.	6,191	275
Moody’s Corp.	2,160	234
Morgan Stanley	9,358	300
Navient Corp.	17,565	254
Northern Trust Corp.	3,528	240
Principal Financial Group, Inc.	5,615	289
Prudential Financial, Inc.	3,456	282
Regions Financial Corp.	28,002	276
State Street Corp.	3,672	256
SunTrust Banks, Inc.	5,687	249
Unum Group	6,695	236
Zions Bancorp	8,783	272

		8,363

Health Care—1.6%
Alexion Pharmaceuticals, Inc.(2)	1,728	212
Celgene Corp.(2)	2,088	218
Endo International plc(2)	11,878	239
Illumina, Inc.(2)	1,296	236
Mallinckrodt plc(2)	3,240	226
Regeneron Pharmaceuticals, Inc.(2)	576	232
Vertex Pharmaceuticals, Inc.(2)	2,592	226

		1,589

See Notes to Schedules of Investments

1

VIRTUS ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—0.7%
American Airlines Group, Inc.	6,047	$221
Ryder System, Inc.	3,816	252
United Rentals, Inc.(2)	3,528	277

		750

Information Technology—3.4%
Autodesk, Inc.(2)	3,528	255
Broadcom Ltd.	1,368	236
Citrix Systems, Inc.(2)	2,664	227
Cognizant Technology Solutions Corp. Class A(2)	3,888	186
First Solar, Inc.(2)	6,479	256
Hewlett Packard Enterprise Co.	9,862	224
HP, Inc.	15,261	237
Micron Technology, Inc.(2)	19,076	339
Qorvo, Inc.(2)	5,111	285
salesforce.com, Inc.(2)	2,880	206
Seagate Technology plc	7,703	297
Skyworks Solutions, Inc.	3,888	296
Western Digital Corp.	6,335	370

		3,414

Materials—1.6%
Alcoa, Inc.(2)	23,179	235
FMC Corp.	4,751	230
Freeport-McMoRan Copper & Gold, Inc.	35,201	382
LyondellBasell Industries N.V. Class A	2,808	227
Owens-Illinois, Inc.(2)	12,814	236
Westrock Co.	5,183	251

		1,561

Real Estate—0.5%
CBRE Group, Inc. Class A(2)	9,286	260
Host Hotels & Resorts, Inc.	17,100	266

		526

Telecommunication Services—0.2%
Level 3 Communications, Inc.(2)	4,679	217

TOTAL COMMON STOCKS (Identified Cost $25,990)		26,517

EXCHANGE-TRADED FUNDS(3)—73.2%

Energy Select Sector SPDR Fund	114,291	8,070
Financial Select Sector SPDR Fund	406,649	7,848
Technology Select Sector SPDR Fund	174,700	8,347

	SHARES	VALUE
Vanguard S&P 500 Index Fund	248,637	$49,402

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $73,804)		73,667

TOTAL LONG TERM INVESTMENTS—99.6% (Identified Cost $99,794)		$100,184

TOTAL INVESTMENTS—99.6% (Identified Cost $99,794)		$100,184(1)

Other assets and liabilities, net—0.4%		448

NET ASSETS—100.0%		$100,632

Abbreviation:
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 26,517	$ 26,517
Exchange-Traded Funds	73,667	73,667
Total Investments	$ 100,184	$ 100,184

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.3%

Consumer Discretionary—23.6%
Advance Auto Parts, Inc.	78	$12
Amazon.com, Inc.(2)	84	70
AutoNation, Inc.(2)	83	4
AutoZone, Inc.(2)	34	26
Best Buy Co., Inc.	1,966	75
CarMax, Inc.(2)	206	11
Chipotle Mexican Grill, Inc.(2)	14	6
Comcast Corp. Class A	747	50
Darden Restaurants, Inc.	40	2
Dollar General Corp.	233	16
Dollar Tree, Inc.(2)	194	15
Expedia, Inc.	32	4
Foot Locker, Inc.	103	7
Gap, Inc. (The)	186	4
Genuine Parts Co.	703	71
Hasbro, Inc.	380	30
Home Depot, Inc. (The)	367	47
Horton (D.R.), Inc.	853	26
Interpublic Group of Cos., Inc. (The)	893	20
L Brands, Inc.	185	13
Leggett & Platt, Inc.	487	22
Lennar Corp. Class A	488	21
LKQ Corp.(2)	892	32
Lowe’s Cos., Inc.	268	19
Mattel, Inc.	1,026	31
McDonald’s Corp.	254	29
Mohawk Industries, Inc.(2)	240	48
Netflix, Inc.(2)	95	9
Newell Brands, Inc.	1,478	78
NIKE, Inc. Class B	1,075	57
O’Reilly Automotive, Inc.(2)	94	26
Omnicom Group, Inc.	571	49
Priceline Group, Inc. (The)(2)	16	24
PulteGroup, Inc.	859	17
Ross Stores, Inc.	264	17
Starbucks Corp.	388	21
Target Corp.	444	30
TJX Cos., Inc. (The)	435	33
TripAdvisor, Inc.(2)	24	1
Urban Outfitters, Inc.(2)	74	3
Wynn Resorts Ltd.	736	72

	SHARES	VALUE

Consumer Discretionary—(continued)
Yum! Brands, Inc.	119	$11

		1,159

Consumer Staples—11.7%
Altria Group, Inc.	419	27
Brown-Forman Corp. Class B	401	19
Campbell Soup Co.	51	3
Church & Dwight Co., Inc.	52	3
Clorox Co. (The)	27	3
Coca-Cola Co. (The)	705	30
Colgate-Palmolive Co.	183	14
ConAgra Foods, Inc.	127	6
Constellation Brands, Inc. Class A	323	54
CVS Health Corp.	378	34
Dr. Pepper Snapple Group, Inc.	38	3
General Mills, Inc.	167	11
Hershey Co. (The)	40	4
Hormel Foods Corp.	88	3
J.M. Smucker Co. (The)	39	5
Kellogg Co.	81	6
Kimberly-Clark Corp.	73	9
Kraft Heinz Co.(The)	161	14
McCormick & Co., Inc.	28	3
Mead Johnson Nutrition Co.	63	5
Molson Coors Brewing Co. Class B	713	78
Mondelez International, Inc. Class A	375	16
Monster Beverage Corp.(2)	34	5
PepsiCo, Inc.	267	29
Philip Morris International, Inc.	327	32
Procter & Gamble Co. (The)	524	47
Reynolds American, Inc.	201	9
Sysco Corp.	1,454	71
Tyson Foods, Inc. Class A	83	6
Walgreens Boots Alliance, Inc.	295	24

		573

Energy—1.5%
Marathon Petroleum Corp.	424	17
Phillips 66	374	30
Tesoro Corp.	101	8
Valero Energy Corp.	380	20

		75

See Notes to Schedules of Investments

1

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—5.0%
Allstate Corp. (The)	194	$13
AON plc	256	29
CHUBB Ltd.	233	29
Cincinnati Financial Corp.	87	7
CME Group, Inc.	228	24
Intercontinental Exchange, Inc.	79	21
Marsh & McLennan Cos., Inc.	463	31
Moody’s Corp.	116	13
NASDAQ OMX Group, Inc. (The)	82	6
Progressive Corp. (The)	274	9
S&P Global, Inc.	175	22
Travelers Cos., Inc. (The)	141	16
Willis Towers Watson plc	144	19
XL Group Ltd.	155	5

		244

Health Care—9.8%
Abbott Laboratories	273	12
Aetna, Inc.	101	12
Agilent Technologies, Inc.	224	11
Allergan plc	32	7
AmerisourceBergen Corp.	159	13
Anthem, Inc.	83	10
Bard (C.R.), Inc.	12	3
Baxter International, Inc.	118	6
Becton, Dickinson & Co.	43	8
Boston Scientific Corp.(2)	260	6
Bristol-Myers Squibb Co.	134	7
Cardinal Health, Inc.	249	19
Centene Corp.(2)	45	3
Cigna Corp.	82	11
Danaher Corp.	108	8
DENTSPLY SIRONA, Inc.	1,082	64
Edwards Lifesciences Corp.(2)	47	6
Eli Lilly & Co.	90	7
Endo International plc(2)	17	—(4)
Henry Schein, Inc.(2)	74	12
Hologic, Inc.(2)	44	2
Humana, Inc.	46	8
Illumina, Inc.(2)	100	18
Intuitive Surgical, Inc.(2)	11	8
Johnson & Johnson	198	23
Mallinckrodt plc(2)	10	1

	SHARES	VALUE

Health Care—(continued)
McKesson Corp.	165	$27
Medtronic plc	260	22
Merck & Co., Inc.	212	13
Mylan NV(2)	34	1
Patterson Cos., Inc.	79	4
PerkinElmer, Inc.	85	5
Perrigo Co. plc	12	1
Pfizer, Inc.	431	15
St. Jude Medical, Inc.	68	5
Stryker Corp.	76	9
Thermo Fisher Scientific, Inc.	250	40
UnitedHealth Group, Inc.	252	35
Varian Medical Systems, Inc.(2)	18	2
Waters Corp.(2)	63	10
Zimmer Biomet Holdings, Inc.	35	5
Zoetis, Inc.	38	2

		481

Industrials—10.8%
3M Co.	94	17
Allegion plc	399	27
Avery Dennison Corp.	165	13
Boeing Co. (The)	111	15
Cintas Corp.	746	84
Dover Corp.	102	7
Dun & Bradstreet Corp. (The)	68	9
Equifax, Inc.	181	24
Flowserve Corp.	94	5
Fortive Corp.	54	3
General Dynamics Corp.	65	10
General Electric Co.	1,322	39
Honeywell International, Inc.	131	15
Illinois Tool Works, Inc.	195	23
Ingersoll-Rand plc	167	11
L-3 Communications Holdings, Inc.	19	3
Masco Corp.	1,336	46
Nielsen Holdings plc	502	27
Northrop Grumman Corp.	28	6
Parker Hannifin Corp.	88	11
Pentair plc	126	8
Raytheon Co.	65	9
Republic Services, Inc.	335	17
Rockwell Collins, Inc.	23	2

See Notes to Schedules of Investments

2

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
Roper Technologies, Inc.	20	$4
Snap-On, Inc.	39	6
Stanley Black & Decker, Inc.	98	12
Stericycle, Inc.(2)	136	11
Textron, Inc.	48	2
TransDigm Group, Inc.(2)	10	3
United Technologies Corp.	128	13
Waste Management, Inc.	612	39
Xylem, Inc.	116	6

		527

Information Technology—13.9%
Activision Blizzard, Inc.	861	38
Adobe Systems, Inc.(2)	249	27
Akamai Technologies, Inc.(2)	20	1
Alliance Data Systems Corp.(2)	12	3
Alphabet, Inc. Class A(2)	27	22
Alphabet, Inc. Class C(2)	28	22
Amphenol Corp. Class A	558	36
Analog Devices, Inc.	70	4
Applied Materials, Inc.	1,483	45
Autodesk, Inc.(2)	125	9
Automatic Data Processing, Inc.	88	8
Broadcom Ltd.	80	14
CA, Inc.	42	1
Citrix Systems, Inc.(2)	89	8
Corning, Inc.	1,942	46
eBay, Inc.(2)	120	4
Electronic Arts, Inc.(2)	536	46
Facebook, Inc. Class A(2)	220	28
Fidelity National Information Services, Inc.	63	5
First Solar, Inc.(2)	17	1
Fiserv, Inc.(2)	43	4
Global Payments, Inc.	28	2
Intel Corp.	784	30
Intuit, Inc.	137	15
KLA-Tencor Corp.	247	17
Lam Research Corp.	232	22
Linear Technology Corp.	63	4
MasterCard, Inc. Class A	162	16
Microchip Technology, Inc.	36	2
Micron Technology, Inc.(2)	214	4
Microsoft Corp.	874	50

	SHARES	VALUE

Information Technology—(continued)
NVIDIA Corp.	98	$7
Oracle Corp.	365	14
Paychex, Inc.	71	4
PayPal Holdings, Inc.(2)	208	8
Qorvo, Inc.(2)	23	1
QUALCOMM, Inc.	257	18
Red Hat, Inc.(2)	26	2
salesforce.com, Inc.(2)	292	21
Skyworks Solutions, Inc.	38	3
Symantec Corp.	90	2
Texas Instruments, Inc.	189	13
Total System Services, Inc.	32	1
VeriSign, Inc.(2)	10	1
Verisk Analytics, Inc.(2)	229	19
Visa, Inc. Class A	300	25
Western Union Co. (The)	96	2
Xerox Corp.	178	2
Xilinx, Inc.	49	3
Yahoo!, Inc.(2)	90	4

		684

Materials—10.6%
Alcoa, Inc.(2)	6,479	66
Dow Chemical Co. (The)	614	32
Du Pont (E.I.) de Nemours & Co.	467	31
Eastman Chemical Co.	97	6
Ecolab, Inc.	204	25
International Flavors & Fragrances, Inc.	76	11
International Paper Co.	627	30
Martin Marietta Materials, Inc.	202	36
Newmont Mining Corp.	2,526	99
Nucor Corp.	1,395	69
PPG Industries, Inc.	207	21
Sealed Air Corp.	300	14
Sherwin-Williams Co. (The)	74	20
Vulcan Materials Co.	366	42
Westrock Co.	386	19

		521

Real Estate—7.8%
American Tower Corp.	190	21
Apartment Investment & Management Co. Class A	150	7
AvalonBay Communities, Inc.	122	22

See Notes to Schedules of Investments

3

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Real Estate—(continued)
Crown Castle International Corp.	146	$14
Digital Realty Trust, Inc.	58	6
Equinix, Inc.	29	10
Equity Residential	303	19
Essex Property Trust, Inc.	69	15
Extra Space Storage, Inc.	63	5
Federal Realty Investment Trust	41	6
General Growth Properties, Inc.	315	9
HCP, Inc.	472	18
Iron Mountain, Inc.	91	3
Kimco Realty Corp.	257	7
Macerich Co. (The)	89	7
Prologis, Inc.	1,454	78
Public Storage	75	17
Realty Income Corp.	141	9
Simon Property Group, Inc.	188	39
UDR, Inc.	238	9
Ventas, Inc.	334	24
Welltower, Inc.	356	27
Weyerhaeuser Co.	306	10

		382

Telecommunication Services—1.4%
AT&T, Inc.	841	34
CenturyLink, Inc.	93	3
Frontier Communications Corp.	216	1
Verizon Communications, Inc.	558	29

		67

Utilities—3.2%
Ameren Corp.	92	5
American Electric Power Co., Inc.	103	7
CenterPoint Energy, Inc.	172	4
CMS Energy Corp.	106	4
Consolidated Edison, Inc.	113	8
Dominion Resources, Inc.	221	16
DTE Energy Co.	85	8
Duke Energy Corp.	135	11
Edison International	78	6
Entergy Corp.	38	3
Eversource Energy	79	4
Exelon Corp.	190	6
FirstEnergy Corp.	88	3
NextEra Energy, Inc.	97	12

	SHARES	VALUE

Utilities—(continued)
NiSource, Inc.	121	$3
PG&E Corp.	108	7
Pinnacle West Capital Corp.	28	2
PPL Corp.	144	5
Public Service Enterprise Group, Inc.	192	8
SCANA Corp.	66	5
Sempra Energy	92	10
Southern Co. (The)	179	9
WEC Energy Group, Inc.	125	7
XCEL Energy, Inc.	110	5

		158

TOTAL COMMON STOCKS (Identified Cost $4,438)		4,871

TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $4,438)		4,871

SHORT-TERM INVESTMENTS(3)—1.0%

Money Market Mutual Funds—1.0%
JPMorgan Prime Money Market Fund - Institutional Shares (seven-day effective yield 0.510%)	24,840	25
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	24,840	25

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $50)		50

TOTAL INVESTMENTS—100.3% (Identified Cost $4,488)		4,921(1)
Other assets and liabilities, net—(0.3)%		(17)

NET ASSETS—100.0%		$4,904

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(4)	Amount is less than $500.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks Short-Term Investments	$ 4,871 50	$ 4,871 50
Total Investments	$ 4,921	$ 4,921

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—90.3%

Consumer Discretionary—17.3%
Ashtead Group plc (United Kingdom)	266,990	$4,398
Bridgestone Corp. (Japan)	112,685	4,152
Ctrip.Com International Ltd. ADR (China)(2)	85,070	3,961
Fuji Heavy Industries Ltd. (Japan)	105,360	3,953
RELX plc (United Kingdom)	277,954	5,271
Sony Corp. (Japan)	173,430	5,746
WPP plc (United Kingdom)	232,388	5,464

		32,945

Consumer Staples—9.0%
British American Tobacco plc (United Kingdom)	89,925	5,746
Heineken N.V. (Netherlands)	61,165	5,381
Marine Harvest ASA (Norway)	335,988	6,014

		17,141

Energy—5.1%
Statoil ASA (Norway)	294,960	4,940
Technip SA (France)	76,495	4,698

		9,638

Financials—7.7%
American International Group, Inc. (United States)	85,525	5,075
DBS Group Holdings Ltd. (Singapore)	337,485	3,830
ORIX Corp. (Japan)	391,465	5,775

		14,680

Health Care—8.7%
Allergan plc (Ireland)(2)	29,660	6,831
Icon plc (Ireland)(2)	58,915	4,558
Shire plc (United Kingdom)	78,971	5,116

		16,505

Industrials—8.4%
Airbus Group SE (France)	79,585	4,814
IMAX Corp. (Canada)(2)	154,055	4,463
Nidec Corp. (Japan)	71,935	6,649

		15,926

Information Technology—13.4%
Broadcom Ltd. (Singapore)	31,925	5,508
Check Point Software Technologies Ltd. (Israel)(2)	49,340	3,829
NXP Semiconductors NV (Netherlands)(2)	53,370	5,444

	SHARES	VALUE

Information Technology—(continued)
SAP SE (Germany)	63,641	$5,785
Tencent Holdings Ltd. (China)	181,655	5,051

		25,617

Materials—7.3%
Agnico Eagle Mines Ltd. (Canada)	137,070	7,427
Randgold Resources Ltd. (United Kingdom)	64,420	6,500

		13,927

Real Estate—2.5%
Unibail-Rodamco SE (Netherlands)	17,915	4,830

Telecommunication Services—8.6%
KDDI Corp. (Japan)	205,055	6,353
Nippon Telegraph & Telephone Corp. (Japan)	104,730	4,790
Spark New Zealand Ltd. (New Zealand)	2,020,808	5,316

		16,459

Utilities—2.3%
Korea Electric Power Corp. (South Korea)	88,400	4,330

TOTAL COMMON STOCKS (Identified Cost $156,229)		171,998

TOTAL LONG TERM INVESTMENTS—90.3% (Identified Cost $156,229)		$171,998

SHORT-TERM INVESTMENT—4.6%

Money Market Mutual Fund—4.6%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)(3)	8,689,672	8,690

TOTAL SHORT-TERM INVESTMENT (Identified Cost $8,690)		8,690

TOTAL INVESTMENTS—94.9% (Identified Cost $164,919)		$180,688(1)

Other assets and liabilities, net—5.1%		9,693

NET ASSETS—100.0%		$190,381

Abbreviation:
ADR	American Depositary Receipt

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

Japan	21%

United Kingdom	18

Netherlands	9

United States	8

Canada	6

Ireland	6

Norway	6

Other	26

Total	100%

† % of total investments as of September 30, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$171,998	$120,843	$ 51,155
Short-Term Investment	8,690	8,690	—
Total Investments	$180,688	$129,533	$ 51,155

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—0.4%

U.S. Treasury Bond 2.500%, 2/15/46	$525	$544

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $547)		544

MUNICIPAL BONDS—0.6%

Michigan—0.2%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	190	186

Virginia—0.4%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655	563

TOTAL MUNICIPAL BONDS (Identified Cost $826)		749

FOREIGN GOVERNMENT SECURITIES—10.0%

Argentine Republic
144A 7.500%, 4/22/26(3)	440	497
7.875%, 6/15/27	465	498
Series NY, 8.280%, 12/31/33	562	648
144A 7.125%, 7/6/36(3)	265	282
144A 7.625%, 4/22/46(3)	150	169
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	93	66
RegS 7.750%, 10/13/19(4)	87	54
7.650%, 4/21/25	825	400
9.375%, 1/13/34	750	392
Federative Republic of Brazil
8.500%, 1/5/24	350BRL	99
Treasury Note Series F, 10.000%, 1/1/25	860BRL	251
10.250%, 1/10/28	250BRL	78
5.625%, 1/7/41	310	309
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	300	343
Mongolia 144A 5.125%, 12/5/22(3)	340	300
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	280	314
Republic of Azerbaijan 4.750%, 3/13/23	350	346
Republic of Chile 5.500%, 8/5/20	231,500CLP	375
Republic of Colombia
4.375%, 3/21/23	994,000COP	310
9.850%, 6/28/27	672,000COP	284

	PAR VALUE	VALUE
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	$315	$337
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	305	320
Republic of El Salvador 144A 6.375%, 1/18/27(3)	475	480
Republic of Indonesia Series FR56, 8.375%, 9/15/26	8,962,000IDR	749
Republic of Iraq RegS 5.800%, 1/15/28(4)	250	204
Republic of Panama 3.750%, 3/16/25	380	410
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,375ZAR	174
Series R208, 6.750%, 3/31/21	3,420ZAR	237
Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	300	323
Republic of Turkey
9.000%, 3/8/17	570TRY	191
4.875%, 10/9/26	850	867
4.875%, 4/16/43	420	392
Russian Federation 144A 7.850%, 3/10/18(3)	30,000RUB	472
State of Qatar 144A 3.250%, 6/2/26(3)	225	229
Sultanate of Oman 144A 4.750%, 6/15/26(3)	470	472
Ukraine 144A 7.750%, 9/1/26(3)	400	378
United Mexican States
Series M, 6.500%, 6/9/22	15,723MXN	837
4.750%, 3/8/44	330	343

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $14,147)		13,430

MORTGAGE-BACKED SECURITIES—20.1%

Agency—7.0%
FHLMC 3.500%, 4/1/46	603	637
FNMA
3.000%, 4/1/43	1,229	1,281
3.000%, 5/1/43	543	565
3.000%, 5/1/43	946	986
3.000%, 6/1/43	386	402
3.500%, 1/1/45	223	236
3.500%, 5/1/45	312	331
3.500%, 8/1/45	2,059	2,173
3.000%, 12/1/45	747	777
3.500%, 1/1/46	765	807
3.500%, 1/1/46	604	637
3.000%, 7/1/46	622	647

		9,479

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—13.1%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	$435	$479
15-SFR2, C 144A 4.691%, 10/17/45(3)	340	377
15-SFR1, A 144A 3.467%, 4/17/52(3)	331	353
Ameriquest Mortgage Securities, Inc.
03-AR3, M4 4.311%, 6/25/33(2)	325	313
03-10, AF6 5.210%, 11/25/33(2)	8	8
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	112	112
Bank of America (Countrywide) Asset-Backed Certificates
05-1, AF5A 5.148%, 7/25/35(2)	476	472
05-12, 2A4 5.575%, 2/25/36(2)	340	338
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	202	216
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	465	481
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	432	448
CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)	300	302
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	119	119
15-A, A1 144A 3.500%, 6/25/58(2)(3)	291	297
Colony American Finance Ltd. 15-1 144A 2.896%, 10/15/47(3)	271	275
Credit Suisse Commercial Mortgage Trust 07-C2, A3 5.542%, 1/15/49(2)	36	36
Credit Suisse Commercial Mortgage-Backed Trust 07-C1, A1A 5.361%, 2/15/40	148	149
Credit Suisse Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	179	171
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.510%, 8/10/44(2)(3)	350	367
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	290	295
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	136	137
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.715%, 4/25/34(2)	242	240

	PAR VALUE	VALUE

Non-Agency—(continued)
04-10, 12A3 2.986%, 1/25/35(2)	$359	$328
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW18, AM, 6.084%, 6/11/50(2)	825	853
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	9	9
JPMorgan Chase Commercial Mortgage Securities Trust
06-LDP7, AM 6.116%, 4/17/45(2)	67	67
07-LDPX, AM 5.464%, 1/15/49(2)	323	317
JPMorgan Chase Mortgage Trust
05-A1, 4A1 3.156%, 2/25/35(2)	18	18
05-A4, 3A1 2.799%, 7/25/35(2)	23	23
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	415	437
16-1, A3 144A 3.500%, 5/25/46(3)	254	262
16-1, M2 144A 3.750%, 4/25/45(2)(3)	284	293
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	220	228
16-2, M2 144A 3.750%, 12/25/45(2)(3)	444	460
11-C4, A4, 144A 4.388%, 7/15/46(3)	500	545
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.326%, 2/25/35(2)	258	235
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	336	327
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	253	255
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(2)(3)	245	246
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	125	139
15-C26,C 4.558%, 10/15/48(2)	355	371
Morgan Stanley Capital I Trust 07-IQ14, AM 5.865%, 4/15/49(2)	325	314
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	289	300
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	326	340
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	290	301
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	300	295
Residential Asset Mortgage Products, Inc.
05-SL2, A4 7.500%, 2/25/32	191	193

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
04-SL1, A8 6.500%, 11/25/31	$27	$28
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	279	280
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	149	155
14-4, A6 144A 3.500%, 11/25/44(2)(3)	299	308
15-1, A1 144A 3.500%, 1/25/45(2)(3)	308	317
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.993%, 4/25/34(2)	222	218
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	255	259
15-5, A2 144A 3.500%, 5/25/55(2)(3)	315	318
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	475	463
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	215	215
16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	165	165
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	97	97
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	182	182
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	970	976
15-LC20, B 3.719%, 4/15/50	150	159
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.866%, 11/15/44(2)(3)	330	365
Wells Fargo Mortgage Backed Securities Trust 06-17, A1 5.500%, 11/25/21	3	3
17,649
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $26,262)		27,128

ASSET-BACKED SECURITIES—4.1%

CarFinance Capital Auto Trust 15-1A, C 144A 3.580%, 6/15/21(3)	895	902
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	379	380
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	335	336
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	158	161

	PAR VALUE	VALUE

Drug Royalty II LP 1 14-1, A2 144A 3.484%, 7/15/23(3)	$339	$334
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(3)	340	343
15-2A, C 144A 3.900%, 3/15/21(3)	380	385
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	578	584
Flagship Credit Auto Trust
14-1, E 144A 5.710%, 8/16/21(3)	305	310
16 - 3, D 144A 3.890%, 11/15/22(3)	400	399
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	455	460
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	255
SoFi Professional Loan Program LLC 16 - A, A2 144A 2.760%, 12/26/36(3)	236	241
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	399	403

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,447)		5,493

CORPORATE BONDS AND NOTES—50.0%

Consumer Discretionary—6.0%
Beazer Homes USA, Inc.
5.750%, 6/15/19	145	152
144A 8.750%, 3/15/22(3)	90	95
Boyd Gaming Corp. 6.875%, 5/15/23	145	158
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	270	280
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	105	109
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	295	317
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	160	159
Series A 7.625%, 3/15/20	250	241
Columbus Cable Barbados Ltd. Series B,144A 7.375%, 3/30/21(3)	340	362
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(3)	105	110
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	20	20
DISH DBS Corp. 144A 7.750%, 7/1/26(3)	15	16

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Grupo Televisa SAB 4.625%, 1/30/26	$350	$374
Hanesbrands, Inc. 144A 4.625%, 5/15/24(3)	35	36
Landry’s, Inc.
144A 9.375%, 5/1/20(3)	115	121
144A 6.750%, 10/15/24(3)	80	82
M/I Homes, Inc. 6.750%, 1/15/21	180	189
MDC Holdings, Inc. 5.500%, 1/15/24	355	373
MGM Growth Properties Operating Partnership LP
(MGP Finance Co-Issuer, Inc.) 144A 5.625%, 5/1/24(3)	60	65
144A 4.500%, 9/1/26(3)	75	75
MGM Resorts International 6.000%, 3/15/23	165	179
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	270	292
MPG Holdco I, Inc. 7.375%, 10/15/22	285	294
New York University 4.142%, 7/1/48	225	231
Newell Brands, Inc. 144A 5.000%, 11/15/23(3)	45	48
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	40	43
PetSmart, Inc. 144A 7.125%, 3/15/23(3)	270	284
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	145	155
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	255	271
SFR (Numericable) Group S.A.
144A 6.000%, 5/15/22(3)	200	205
144A 7.375%, 5/1/26(3)	200	205
Signet UK Finance plc 4.700%, 6/15/24	460	443
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	280	288
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	270	273
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	150	164
Toll Brothers Finance Corp. 4.875%, 11/15/25	400	411
TRI Pointe Group, Inc. 5.875%, 6/15/24	305	320
VTR Finance BV 144A 6.875%, 1/15/24(3)	345	358
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	335	335

		8,133

Consumer Staples—0.9%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	155	158
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	115	119
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	235	234

	PAR VALUE	VALUE

Consumer Staples—(continued)
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	$70	$76
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	300	272
US Foods, Inc. 144A 5.875%, 6/15/24(3)	45	47
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	227	246

		1,152

Energy—10.5%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	155	183
Anadarko Petroleum Corp.
4.850%, 3/15/21	70	75
5.550%, 3/15/26	100	114
6.600%, 3/15/46	200	245
Antero Midstream Partners LP 144A 5.375%, 9/15/24(3)	105	107
Antero Resources Corp. 5.625%, 6/1/23	165	169
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	105	103
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	100	104
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	280	279
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	135	146
Cimarex Energy Co. 4.375%, 6/1/24	210	219
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375	185
Concho Resources, Inc. 5.500%, 4/1/23	135	140
CONSOL Energy, Inc. 5.875%, 4/15/22	110	102
Continental Resources, Inc.
5.000%, 9/15/22	235	235
4.500%, 4/15/23	145	140
Ecopetrol S.A.
5.875%, 9/18/23	285	307
5.375%, 6/26/26	375	390
Enbridge Energy Partners LP 4.375%, 10/15/20	70	74
Encana Corp. 3.900%, 11/15/21	150	150
EnLink Midstream Partners LP 4.850%, 7/15/26	35	35
EnQuest plc 144A 7.000%, 4/15/22(3)	345	181
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	155	93
FTS International, Inc. 6.250%, 5/1/22	175	68
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(3)(7)	335	363

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
144A 4.950%, 2/6/28(3)(7)	$205	$207
Gulfport Energy, Corp. 7.750%, 11/1/20	145	151
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	220	232
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	25	26
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	260	288
Kinder Morgan, Inc. 7.750%, 1/15/32	305	369
Laredo Petroleum, Inc. 7.375%, 5/1/22	180	187
Linn Energy LLC 6.500%, 9/15/21(11)	160	42
MPLX LP 4.875%, 12/1/24	405	419
Newfield Exploration Co. 5.375%, 1/1/26	305	306
NGL Energy Partners LP 5.125%, 7/15/19	335	317
Occidental Petroleum Corp.
3.400%, 4/15/26	15	16
4.400%, 4/15/46	200	221
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	509	94
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(11)	240	46
Parker Drilling Co. 7.500%, 8/1/20	365	293
Parsley Energy LLC 144A 6.250%, 6/1/24(3)	375	389
Pertamina Persero PT 144A 5.625%, 5/20/43(3)	370	390
Petrobras Global Finance BV
5.375%, 1/27/21	155	153
8.375%, 5/23/21	155	170
8.750%, 5/23/26	250	277
Petroleos de Venezuela S.A
RegS 8.500%, 11/2/17(4)	93	81
144A 6.000%, 5/16/24(3)	650	279
Petroleos Mexicanos
144A 6.875%, 8/4/26(3)	360	406
6.500%, 6/2/41	220	214
5.500%, 6/27/44	200	173
QEP Resources, Inc.
6.875%, 3/1/21	190	199
5.250%, 5/1/23	180	178
Range Resources Corp. 144A 5.000%, 3/15/23(3)	380	373
Regency Energy Partners LP 5.000%, 10/1/22	425	449
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315	335
SM Energy Co. 6.125%, 11/15/22	160	161

	PAR VALUE	VALUE

Energy—(continued)
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	$265	$298
Sunoco LP 144A 6.375%, 4/1/23(3)	570	588
TransCanada Trust 5.625%, 5/20/75(2)(6)	375	380
Transocean, Inc.
6.800%, 12/15/16	100	101
144A 9.000%, 7/15/23(3)	95	93
6.800%, 3/15/38	85	56
Williams Cos., Inc. (The)
3.700%, 1/15/23	375	364
4.550%, 6/24/24	450	461
YPF S.A. 144A 8.500%, 3/23/21(3)	180	201

		14,190

Financials—14.5%
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust) 3.950%, 2/1/22	150	154
Akbank TAS 144A 7.500%, 2/5/18(3)	935TRY	297
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	365	392
Ally Financial, Inc.
4.250%, 4/15/21	135	138
5.750%, 11/20/25	200	210
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440	454
Ares Capital Corp. 3.625%, 1/19/22	210	212
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	356
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425	464
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520	579
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390	412
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	200	202
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	155	171
Banco Santander Chile 144A 3.875%, 9/20/22(3)	505	536
Bancolombia S.A. 5.125%, 9/11/22	545	567
Bank of America Corp.
4.200%, 8/26/24	130	137
4.450%, 3/3/26	330	354

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	$ 390	$ 422
Barclays Bank plc 144A 6.050%, 12/4/17(3)	435	455
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	70,000CLP	111
Capital One Financial Corp. 3.750%, 7/28/26	335	337
Citigroup, Inc. 4.600%, 3/9/26	300	321
Citizens Financial Group, Inc. 5.500%, 12/29/49(2)	300	294
Compass Bank 3.875%, 4/10/25	380	372
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	535	524
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	423
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475	498
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	143
FS Investment Corp. 4.750%, 5/15/22	50	51
Genworth Holdings, Inc. 4.900%, 8/15/23	230	193
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	335	356
HBOS plc 144A 6.750%, 5/21/18(3)	200	214
Huntington National Bank (The) 6.600%, 6/15/18	250	270
ICAHN Enterprises LP
6.000%, 8/1/20	175	176
5.875%, 2/1/22	200	193
ING Groep NV 6.000% (2)(5)(6)	275	268
iStar Financial, Inc.
4.875%, 7/1/18	125	126
5.000%, 7/1/19	195	195
Jefferies Group LLC 6.875%, 4/15/21	165	193
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410	447
Korea Finance Corp. 4.625%, 11/16/21	400	456
Leucadia National Corp. 5.500%, 10/18/23	250	263
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	32
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	365	281
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600	681
Morgan Stanley
144A 10.090%, 5/3/17(3)	1,250BRL	378
4.350%, 9/8/26	195	208
Navient Corp. 7.250%, 9/25/23	85	85
OM Asset Management plc 4.800%, 7/27/26	270	271

	PAR VALUE	VALUE

Financials—(continued)
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	$ 360	$ 369
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	610	659
Prudential Financial, Inc. 5.875%, 9/15/42(2)	650	717
Santander Bank NA 8.750%, 5/30/18	200	219
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(2)(3)(7)	315	318
Springleaf Finance Corp. 5.250%, 12/15/19	155	159
Teachers Insurance & Annuity Association Asset Management Finance Co., LLC 144A 4.125%, 11/1/24(3)	350	369
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	360	364
Toronto-Dominion Bank (The) 3.625%, 9/15/31(2)	135	135
Trinity Acquisition plc 4.400%, 3/15/26	335	351
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	705	712
Voya Financial, Inc. 5.650%, 5/15/53(2)	355	355

		19,599

Health Care—2.4%
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(10)	58	58
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	55	35
Double Eagle Acquisition Sub, Inc. 144A 7.500%, 10/1/24(3)	110	112
Endo Finance LLC
144A 6.000%, 7/15/23(3)	100	91
(Endo Finco, Inc.) 144A 6.500%, 2/1/25(3)	190	169
HCA, Inc.
5.375%, 2/1/25	190	196
5.250%, 6/15/26	130	138
IASIS Healthcare LLC 8.375%, 5/15/19	165	150
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	165	170
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	170	179
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	15	16
Ortho-Clinical Diagnostics, Inc. (Ortho-Clinical Diagnostics S.A.) 144A 6.625%, 5/15/22(3)	265	235
Owens & Minor, Inc. 3.875%, 9/15/21	75	78

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	$ 155	$ 160
Quorum Health Corp. 144A 11.625%, 4/15/23(3)	100	83
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	265	284
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	41	43
Team Health, Inc. 144A 7.250%, 12/15/23(3)	15	16
Teleflex, Inc. 4.875%, 6/1/26	130	135
Tenet Healthcare Corp.
4.350%, 6/15/20(2)	70	71
8.125%, 4/1/22	190	191
Universal Health Services, Inc.
144A 4.750%, 8/1/22(3)	65	67
144A 5.000%, 6/1/26(3)	150	157
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	145	137
144A 7.500%, 7/15/21(3)	50	49
144A 5.875%, 5/15/23(3)	205	178

		3,198

Industrials—4.3%
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	184	190
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(3)	50	51
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	80	78
144A 6.125%, 1/15/23(3)	205	183
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	145	167
Carpenter Technology Corp. 5.200%, 7/15/21	425	443
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	270	277
Continental Airlines Pass-Through-Trust 99-1, A 6.545%, 2/2/19	584	620
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	231
GATX Corp. 3.250%, 9/15/26	60	60
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	315	302
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	285	291
Masco Corp. 5.950%, 3/15/22	390	445
Owens Corning 3.400%, 8/15/26	400	402
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	305	311

	PAR VALUE	VALUE

Industrials—(continued)
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	$ 130	$ 142
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	65	68
TransDigm, Inc.
6.000%, 7/15/22	265	281
6.500%, 5/15/25	90	94
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	759	808
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	286	292

		5,736

Information Technology—1.2%
Blackboard, Inc. 144A 7.750%, 11/15/19(3)	150	150
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.450%, 6/15/23(3)	70	75
144A 7.125%, 6/15/24(3)	75	83
144A 6.020%, 6/15/26(3)	65	71
144A 8.100%, 7/15/36(3)	65	77
144A 8.350%, 7/15/46(3)	70	84
Flex Ltd. 4.750%, 6/15/25	375	399
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(3)	185	198
Infor US, Inc. 6.500%, 5/15/22	135	137
NXP BV (NXP Funding LLC) 144A 4.625%, 6/1/23(3)	275	301
WESCO Distribution, Inc. 144A 5.375%, 6/15/24(3)	90	90

		1,665

Materials—5.2%
AK Steel Corp. 7.500%, 7/15/23	130	139
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	200	216
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	625	669
ArcelorMittal 6.125%, 6/1/25	300	328
Ardagh Packaging Finance plc 144A 6.750%, 1/31/21(3)	260	270
Axalta Coating Systems, LLC 144A 4.875%, 8/15/24(3)	260	267
Berry Plastics Corp. 5.125%, 7/15/23	280	286
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	225	255
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	185	196

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
Boise Cascade Co. 144A 5.625%, 9/1/24(3)	$270	$275
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	182
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	185	193
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	130	151
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	120	110
3.875%, 3/15/23	145	132
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	230	248
Graphic Packaging International, Inc. 4.125%, 8/15/24	305	308
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	345	339
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600	626
Novelis Corp.
144A 6.250%, 8/15/24(3)	25	27
144A 5.875%, 9/30/26(3)	250	257
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	320	348
Reynolds Group Issuer, Inc.
144A 5.125%, 7/15/23(3)	55	57
144A 7.000%, 7/15/24(3)	10	11
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	260	285
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	175	187
Teck Resources Ltd.
144A 8.000%, 6/1/21(3)	25	27
144A 8.500%, 6/1/24(3)	70	80
United States Steel Corp. 7.375%, 4/1/20	36	36
Vale Overseas Ltd. 5.875%, 6/10/21	205	215
Valvoline, Inc. 144A 5.500%, 7/15/24(3)	30	32
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	115	122
144A 6.000%, 1/31/19(3)	200	199

		7,073

Real Estate—1.0%
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	200	201
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	165	170
MPT Operating Partnership LP
6.375%, 3/1/24	50	54
5.500%, 5/1/24	165	173

	PAR VALUE	VALUE

Real Estate—(continued)
5.250%, 8/1/26	$15	$16
Select Income REIT 4.500%, 2/1/25	385	389
WP Carey, Inc. 4.600%, 4/1/24	345	361

		1,364

Telecommunication Services—2.6%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	305	314
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	101
AT&T, Inc.
4.800%, 6/15/44	265	279
5.650%, 2/15/47	135	160
Crown Castle International Corp. 3.700%, 6/15/26	20	21
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	100	111
CSC Holdings LLC 144A 5.500%, 4/15/27(3)	240	246
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345	301
Frontier Communications Corp.
6.250%, 9/15/21	135	130
10.500%, 9/15/22	65	69
GTH Finance BV 144A 7.250%, 4/26/23(3)	300	326
Qwest Corp. 7.250%, 9/15/25	185	203
Sprint Communications, Inc. 6.000%, 11/15/22	90	85
Sprint Corp. 7.250%, 9/15/21	340	343
T-Mobile USA, Inc. 6.500%, 1/15/26	125	139
Windstream Corp. 7.750%, 10/15/20	650	666

		3,494

Utilities—1.4%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375	355
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300	346
NRG Yield Operating LLC 5.375%, 8/15/24	115	119
Southern Power Co. 4.150%, 12/1/25	420	453
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	250	236
TerraForm Power Operating LLC 144A 9.375%, 2/1/23(2)(3)	285	295
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/16(11)	396	27

		1,831

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $67,531)		67,435

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS(2)—8.5%

Consumer Discretionary—1.9%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	$130	$124
Affinity Gaming LLC 5.000%, 7/1/23	376	377
Caesars Entertainment Operating Co., Inc. Tranche B-6, 9.750%, 3/1/17(12)	257	282
Caesars Entertainment Resort Properties LLC 7.000%, 10/11/20	270	270
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	126	125
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	77	78
Cengage Learning, Inc. 5.250%, 6/7/23	111	111
Floor & Decor Outlets of America, Inc. 0.000%, 9/29/23(8)	180	180
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	80	80
Harbor Freight Tools USA, Inc. 4.000%, 8/18/23	151	152
Laureare Education, Inc. 2021 Extended, 8.157%, 3/17/21	126	126
Leslie’s Poolmart, Inc. Tranche B 5.250%, 8/16/23	108	109
Mohegan Tribal Gaming Authority 0.000%, 9/30/23(8)	200	198
Transtar Holding Co. Second Lien, 12.000%, 10/9/19(12)(15)	197	27
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	175	176
UFC Holdings LLC First Lien 5.000%, 8/18/23	167	169

		2,584

Consumer Staples—1.0%
Albertson’s LLC Trance B-4, 4.500%, 8/25/21	248	250
Amplify Snack Brands, Inc. 6.500%, 9/2/23	280	278
ASP MSG Acquisitions, Co., Inc. 6.000%, 8/16/23	199	200
Chobani LLC 5.250%, 9/29/23	64	64
Coty, Inc. Tranche B, 3.750%, 10/27/22	50	50
Galleria Co. Tranche B, 3.750%, 1/26/23	100	101
Hostess Brands LLC Tranche B, Second Lien, 8.500%, 8/3/23	300	303
Kronos Second Lien, 9.750%, 4/30/20	153	156

		1,402

	PAR VALUE	VALUE

Energy—0.6%
California Resources Corp. 11.375%, 12/31/21	$190	$200
Chesapeake Energy Corp. 8.500%, 8/23/21	44	46
EP Energy LLC 0.000%, 6/30/21(8)	205	202
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	184
Paragon Offshore Finance Co. 5.250%, 7/16/21(12)	187	47
Seadrill Operating LP 4.000%, 2/21/21	244	123

		802

Financials—0.2%
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	300	276

Health Care—1.1%
21st Century Oncology Holdings, Inc. Tranche B, 7.125%, 4/30/22	59	56
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	124	125
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	150	150
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	80	72
InVentiv Health, Inc.
Tranche B-4, 7.750%, 5/15/18	262	263
Tranche B 0.000%, 9/29/23(8)	80	80
MMM Holdings, Inc. 9.750%, 12/12/17(12)(15)	112	109
MPH Acquisition Holdings LLC 5.000%, 6/7/23	77	78
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(12)(15)	81	79
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	158	158
Quorum Health Corp. 6.750%, 4/29/22	115	112
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	183	183

		1,465

Industrials—0.8%
Aspen Merger Sub (Coinstar), Inc. 0.000%, 9/27/23(8)	126	127
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	166	165
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	68	68
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	165	166
Navistar, Inc. Tranche B 6.500%, 8/7/20	140	141

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	$340	$337
		1,004

Information Technology—1.2%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	77	78
Blackboard, Inc. Tranche B-4 0.000%, 6/30/21(8)	210	209
Donnelley Financial Solutions 0.000%, 9/26/23(8)	71	71
First Data Corp.
Tranche 2021 4.525%, 3/24/21	280	283
Tranche 2022 4.275%, 7/8/22	358	360
Infinity Acquisition Ltd. 4.250%, 8/6/21	168	160
NXP BV Tranche F 3.405%, 12/7/20	123	123
On Semiconductor 5.750%, 3/31/23	86	87
Presidio, Inc. Refinancing Term, 5.250%, 2/2/22	202	202
Press Ganey Holdings, Inc. 3.250%, 9/29/23	23	23
Western Digital Corp. Tranche B-1, 4.500%, 4/29/23	24	24
		1,620

Materials—0.8%
Anchor Glass Container Corp. Tranche B, 4.750%, 7/1/22	243	244
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	248	243
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	134	134
Macdermid, Inc. (Platform Speciality Products Corp.) Tranche B-3, 5.500%, 6/7/20	264	265
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	198	198
PQ Corp. Tranche B-1, 5.750%, 11/4/22	43	43
		1,127

Real Estate—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	189	191

Utilities—0.8%
Atlantic Power LP 6.000%, 4/13/23	313	318
NRG Energy, Inc. 3.500%, 6/30/23	388	390
Texas Competitive Electric Holdings Co., LLC
2017 Extended, 4.998%, 10/10/17(12)	465	135
5.000%, 10/31/17(12)	150	151

	PAR VALUE	VALUE

Utilities—(continued)
Tranche C 5.000%, 10/31/17(12)	$34	$34

1,028
TOTAL LOAN AGREEMENTS (Identified Cost $12,043)		11,499

	SHARES

PREFERRED STOCKS—3.4%

Energy—0.4%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	440(9)	449

Financials—2.4%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	150(9)	150
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	290(9)	296
Citigroup, Inc. 7.125%(2)	15,800	457
Citigroup, Inc. 6.250%(2)	400(9)	431
JPMorgan Chase & Co. Series Z, 5.300%(2) KeyCorp. 5.000%(2)	70(9) 340(9)	71 335
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405(9)	404
SunTrust Bank, Inc. 5.625%(2)	120(9)	124
Wells Fargo & Co. Series K, 7.980%(2)	440(9)	460
Zions Bancorp 6.950%(2)	17,215	511

		3,239

Industrials—0.6%
General Electric Co. Series D, 5.000%(2)	792(9)	842

TOTAL PREFERRED STOCKS (Identified Cost $4,242)		4,530

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828	23

TOTAL COMMON STOCKS (Identified Cost $7)		23

AFFILIATED MUTUAL FUND(14)—2.3%

Virtus Credit Opportunities Fund Class R6	310,156	3,049

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,100)		3,049

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $134,152)	$133,880(13)

TOTAL INVESTMENTS—99.4% (Identified Cost $134,152)	$133,880(1)

Other assets and liabilities, net—0.6%	857
NET ASSETS—100.0%	$134,737

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $53,705 or 39.9% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Security in default, no interest payments are being received.
(12)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(14)	This fund is a public fund and the prospectus and annual report are publicly available.
(15)	Illiquid security.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	68%

Mexico	3

Argentina	2

Brazil	2

Chile	2

Turkey	2

United Kingdom	2

Other	19
Total	100%

† % of total investments as of September 30, 2016

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:

Asset-Backed Securities	$5,493	$—	$5,238	$255
Corporate Bonds And Notes	67,435	—	67,389	46
Foreign Government Securities	13,430	—	13,430	—
Loan Agreements	11,499	—	11,472	27
Mortgage-Backed Securities	27,128	—	27,128	—
Municipal Bonds	749	—	749	—
U.S. Government Securities	544	—	544	—
Equity Securities:
Affiliated Mutual Fund	3,049	3,049	—	—
Common Stocks	23	—	—	23
Preferred Stocks	4,530	968	3,562	—
Total Investments	$133,880	$4,017	$129,512	$351

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
Investments in Securities	Total	Asset- Backed Securities		Common Stock		Loan Agreements	Corporate Bonds and Notes

Balance as of December 31, 2015:	$647	$248	$	31	$	368	$ —

Accrued discount/(premium)	1	—	(c)	—		1	—

Realized gain (loss)	— (c)	—		—		— (c)	— (c)

Change in unrealized appreciation (depreciation)	(69)	7		(8)		(68)	—

Purchases	—	—		—		—	—

Sales(b)	(8)	—		—		(8)	—

Transfers into Level 3 (a)(d)	46	—		—		—	46

Transfers from Level 3 (a)(d)	(266)	—		—		(266)	—

Balance as of September 30, 2016	$ 351	$ 255		$ 23		$ 27	$ 46

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers into/from Level 3 are due to an increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.7%

Real Estate Investment Trusts—98.7%

DATA CENTERS—10.6%
Coresite Realty Corp.	18,100	$1,340
CyrusOne, Inc.	13,800	656
Digital Realty Trust, Inc.	35,750	3,472
Equinix, Inc.	10,250	3,693

		9,161

DIVERSIFIED—4.1%
Vornado Realty Trust	35,400	3,583

HEALTH CARE—7.6%
Healthcare Realty Trust, Inc.	44,191	1,505
Healthcare Trust of America, Inc. Class A	66,400	2,166
Ventas, Inc.	27,016	1,908
Welltower, Inc.	13,360	999

		6,578

INDUSTRIAL/OFFICE—24.5%

Industrial—10.9%
DCT Industrial Trust, Inc.	69,157	3,357
Duke Realty Corp.	113,498	3,102
Prologis, Inc.	55,764	2,986

		9,445

Office—13.6%
Boston Properties, Inc.	7,614	1,038
Cousins Properties, Inc.	86,780	906
Douglas Emmett, Inc.	58,114	2,129
Highwoods Properties, Inc.	46,097	2,402
Kilroy Realty Corp.	47,080	3,265
Paramount Group, Inc.	122,684	2,011

		11,751

Total Industrial / Office		21,196

LODGING/RESORTS—3.6%
Host Hotels & Resorts, Inc.	55,404	863
Pebblebrook Hotel Trust	40,565	1,079
RLJ Lodging Trust	55,953	1,177

		3,119

	SHARES	VALUE

Real Estate Investment Trusts—(continued)

RESIDENTIAL—15.4%

Apartments—11.7%
American Campus Communities, Inc.	23,287	$1,184
Apartment Investment & Management Co. Class A	16,900	776
AvalonBay Communities, Inc.	12,404	2,206
Equity Residential	33,231	2,138
Essex Property Trust, Inc.	17,171	3,824

		10,128

Manufactured Homes—2.5%
Equity LifeStyle Properties, Inc.	14,142	1,092
Sun Communities, Inc.	13,550	1,063

		2,155

Single Family Homes—1.2%
American Homes 4 Rent Class A	47,700	1,032

Total Residential		13,315

RETAIL—24.6%

Free Standing—2.8%
STORE Capital Corp.	82,877	2,442

Regional Malls—10.6%
General Growth Properties, Inc.	74,221	2,049
Simon Property Group, Inc.	34,401	7,121

		9,170

Shopping Centers—11.2%
Brixmor Property Group, Inc.	80,602	2,240
Federal Realty Investment Trust	15,500	2,386
Regency Centers Corp.	31,950	2,476
Tanger Factory Outlet Centers, Inc.	65,026	2,533

		9,635

Total Retail		21,247

SELF STORAGE—8.3%
CubeSmart	88,500	2,413
Extra Space Storage, Inc.	26,878	2,134
Public Storage	11,861	2,647

		7,194

See Notes to Schedules of Investments

1

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

VALUE
TOTAL COMMON STOCKS (Identified Cost $54,280)	85,393
TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $54,280)	85,393
TOTAL INVESTMENTS—98.7% (Identified cost $54,280)	85,393(1)

Other assets and liabilities, net—1.3%	1,117

NET ASSETS—100.0%	$86,510

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$85,393	$85,393

Total Investments	$85,393	$85,393

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.7%

Consumer Discretionary—13.2%
Fox Factory Holding Corp.(2)	150,925	$3,467
Monro Muffler Brake, Inc.	19,200	1,174
Ollie’s Bargain Outlet Holdings, Inc.(2)	133,500	3,499

		8,140

Consumer Staples—7.0%
Chefs’ Warehouse, Inc. (The)(2)	163,500	1,822
PriceSmart, Inc.	29,600	2,479

		4,301

Financials—10.8%
FactSet Research Systems, Inc.	13,000	2,107
Financial Engines, Inc.	17,450	518
MarketAxess Holdings, Inc.	12,150	2,012
Morningstar, Inc.	25,570	2,027

		6,664

Health Care—9.4%
Abaxis, Inc.	59,300	3,061
National Research Corp. Class A	164,815	2,685

		5,746

Industrials—17.4%
AAON, Inc.	52,600	1,516
Copart, Inc.(2)	53,350	2,858
Heartland Express, Inc.	26,000	491
HEICO Corp. Class A	49,905	3,020
Hub Group, Inc. Class A(2)	15,000	611
Omega Flex, Inc.	57,399	2,213

		10,709

Information Technology—36.4%
ANSYS, Inc.(2)	16,900	1,565
Aspen Technology, Inc.(2)	75,000	3,509
Autohome, Inc. ADR(2)	99,000	2,401
Ellie Mae, Inc.(2)	24,000	2,527
MercadoLibre, Inc.	12,650	2,340
Mesa Laboratories, Inc.	7,035	804
NVE Corp.	48,400	2,853
Paycom Software, Inc.(2)	16,500	827
Shutterstock, Inc.(2)	87,500	5,574

		22,400

	SHARES	VALUE

Materials—4.5%
UFP Technologies, Inc.(2)	103,200	$2,735

TOTAL COMMON STOCKS (Identified Cost $39,729)		60,695

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $39,729)		$60,695

SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Fund—0.3%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)(3)	178,217	178

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $178)		178

TOTAL INVESTMENTS—99.0% (Identified Cost $39,907)		$60,873(1)

Other assets and liabilities, net—1.0%		626

NET ASSETS—100.0%		$61,499

Abbreviation:

ADR         American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 60,695	$ 60,695
Short-Term Investments	178	178
Total Investments	$ 60,873	$ 60,873

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.2%

Consumer Discretionary—15.4%
Cheesecake Factory, Inc. (The)	66,700	$3,339
Cinemark Holdings, Inc.	107,400	4,111
Sally Beauty Holdings, Inc.(2)	104,000	2,671
Thor Industries, Inc.	43,000	3,642

		13,763

Consumer Staples—6.1%
National Beverage Corp.(2)	51,550	2,271
Village Super Market, Inc. Class A	31,600	1,011
WD-40 Co.	18,900	2,125

		5,407

Energy—3.9%
Core Laboratories N.V.	30,900	3,471

Financials—17.4%
Artisan Partners Asset Management, Inc. Class A	97,400	2,649
Bank of Hawaii Corp.	51,700	3,755
First Financial Bancshares, Inc.	73,300	2,671
Primerica, Inc.	64,200	3,405
RLI Corp.	45,350	3,100

		15,580

Health Care—3.6%
Patterson Cos., Inc.	69,700	3,202

Industrials—18.2%
CEB, Inc.	50,300	2,740
CLARCOR, Inc.	27,000	1,755
Graco, Inc.	46,550	3,445
Landstar System, Inc.	52,000	3,540
RBC Bearings, Inc.(2)	40,200	3,074
Sun Hydraulics Corp.	54,000	1,743

		16,297

Information Technology—24.8%
American Software, Inc. Class A	139,600	1,550
Badger Meter, Inc.	95,766	3,209
Cabot Microelectronics Corp.	48,800	2,582
Cass Information Systems, Inc.	58,695	3,325
Cognex Corp.	37,600	1,987
Jack Henry & Associates, Inc.	38,200	3,268

	SHARES	VALUE

Information Technology—(continued)
Monotype Imaging Holdings, Inc.	146,733	$3,244
Syntel, Inc.	70,600	2,959

		22,124

Materials—2.3%
Scotts Miracle-Gro Co. (The) Class A	25,000	2,082

Real Estate—7.5%
HFF, Inc. Class A	102,500	2,838
RE/MAX Holdings, Inc. Class A	87,600	3,835

		6,673

TOTAL COMMON STOCKS (Identified Cost $67,509)		88,599

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $67,509)		$88,599

TOTAL INVESTMENTS—99.2% (Identified Cost $67,509)		$88,599(1)

Other assets and liabilities, net—0.8%		742

NET ASSETS—100.0%		$89,341

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 88,599	$ 88,599
Total Investments	$ 88,599	$ 88,599

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—2.9%

U.S. Treasury Bond 2.500%, 2/15/46	$ 1,230	$ 1,276
U.S. Treasury Note
2.250%, 11/15/24	200	211
1.625%, 2/15/26	1,400	1,403

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,823)		2,890

MUNICIPAL BONDS—1.1%

California—0.7%
California, State of, Build America Bonds Taxable 7.600%, 11/1/40	265	429
San Diego County Regional Airport Authority Rental Car Center Project Series B -Taxable 5.594%, 7/1/43	275	310
		739

Texas—0.2%
State of Texas 3.011%, 10/1/26	200	211

Virginia—0.2%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210	181

TOTAL MUNICIPAL BONDS (Identified Cost $1,109)		1,131

FOREIGN GOVERNMENT SECURITIES—0.8%

Argentine Republic 144A 7.625%, 4/22/46(4)	150	169
Bolivarian Republic of Venezuela 9.375%, 1/13/34	65	34
Republic of Chile 5.500%, 8/5/20	52,000CLP	84
Republic of El Salvador 144A 6.375%, 1/18/27(4)	75	76
Republic of Romania 144A 4.875%, 1/22/24(4)	50	57
Republic of Turkey 7.375%, 2/5/25	100	118
Russian Federation 144A 7.850%, 3/10/18(4)	5,000RUB	79
United Mexican States
Series M, 6.500%, 6/9/22	1,820MXN	97
4.750%, 3/8/44	106	110

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $941)		824

MORTGAGE-BACKED SECURITIES—13.1%

Agency—4.5%
FHLMC

	PAR VALUE	VALUE

Agency—(continued)
3.500%, 3/1/45	$ 306	$ 326
3.000%, 5/1/45	90	93
3.500%, 4/1/46	169	178
FNMA
4.000%, 6/1/20	14	15
4.500%, 7/1/20	1	1
3.000%, 2/1/27	140	147
2.500%, 5/1/28	187	195
6.500%, 10/1/31	4	4
6.000%, 9/1/32	12	14
5.000%, 10/1/35	36	39
6.000%, 9/1/36	1	1
5.500%, 4/1/37	11	13
5.500%, 7/1/37	31	36
6.000%, 10/1/37	9	11
5.000%, 6/1/38	27	30
5.500%, 6/1/38	6	7
5.500%, 6/1/38	5	6
5.500%, 11/1/38	22	24
4.000%, 1/1/39	54	58
5.000%, 1/1/39	7	8
6.000%, 1/1/39	17	20
4.500%, 3/1/39	15	17
5.000%, 3/1/39	14	16
6.000%, 3/1/39	14	15
4.500%, 4/1/39	102	114
4.000%, 5/1/39	99	106
4.500%, 2/1/40	72	80
4.000%, 10/1/40	137	147
4.500%, 4/1/41	158	174
4.000%, 7/1/41	105	113
3.500%, 1/1/42	121	128
3.500%, 4/1/42	345	365
3.500%, 12/1/42	184	195
3.000%, 3/1/43	315	328
3.000%, 5/1/43	90	94
3.000%, 7/1/43	207	216
4.000%, 10/1/44	330	354
3.500%, 9/1/45	190	201
3.500%, 1/1/46	92	97
3.000%, 6/1/46	162	168
3.000%, 7/1/46	199	207

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
GNMA
6.500%, 11/15/23	$ 35	$ 40
6.500%, 12/15/23	1	1
6.500%, 2/15/24	19	22
6.500%, 11/15/31	19	22
6.500%, 2/15/32	44	50

		4,496

Non-Agency—8.6%
American Homes 4 Rent
15-SFR2, C 144A 4.691%, 10/17/45(4)	110	122
15-SFR1, A 144A 3.467%, 4/17/52(4)	107	114
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.311%, 6/25/33(3)	155	149
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	300	315
Banc of America Commercial Mortgage Trust 07-2, A4 5.791%, 4/10/49(3)	70	70
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	125	129
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C6, A4 5.858%, 7/15/40(3)	184	186
CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(3)	250	251
Citigroup Commercial Mortgage Trust
16-S, A 2.228%, 9/10/31	100	100
07-C6, A4 5.900%, 12/10/49(3)	120	122
08-C7, AM 6.333%, 12/10/49(3)	95	98
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.704%, 8/25/34(3)	85	85
04-NCM2, 2CB2 6.750%, 8/25/34	72	75
14-A, A 144A 4.000%, 1/25/35(3)(4)	71	73
15-A, A1 144A 3.500%, 6/25/58(3)(4)	101	103
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(4)	125	125
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40	56	56
Credit Suisse First Boston Mortgage Securities Corp. 13-HYB1, A16,144A 3.017%, 4/25/43(3)(4)	57	57
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.510%, 8/10/44(3)(4)	120	126
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(3)(4)	100	102

	PAR VALUE	VALUE

Non-Agency—(continued)
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.441%, 6/25/34(3)	$ 50	$ 50
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	37	37
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	85	85
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.715%, 4/25/34(3)	70	69
04-10, 12A3 2.986%, 1/25/35(3)	100	91
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW18, AM, 6.084%, 6/11/50(3)	450	465
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.901%, 6/25/33(3)	69	69
03-AR4, 2A1 2.591%, 8/25/33(3)	101	99
JPMorgan Chase Commercial Mortgage Securities Trust
06-LDP9, A3 5.336%, 5/15/47	67	67
14-C22, A4 3.801%, 9/15/47	150	164
07-LD12, A4 5.882%, 2/15/51(3)	514	525
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(3)(4)	67	69
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	151	160
16-1, M2 144A 3.750%, 4/25/45(3)(4)	91	95
16-2, M2 144A 3.750%, 12/25/45(3)(4)	95	99
16-1, A3 144A 3.500%, 5/25/46(4)	94	97
11-C4, A4, 144A 4.388%, 7/15/46(4)	225	245
JPMorgan Mortgage Trust 16-3, A3 144A 3.500%, 10/25/46(3)(4)	80	83
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	135	139
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	80	81
Morgan Stanley - Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	225	237
15-C26,C 4.558%, 10/15/48(3)	115	120
Morgan Stanley Capital Barclays Bank Trust 16-Mart, A 144A 2.200%, 9/13/31(4)	75	75
Morgan Stanley Capital I Trust
07-IQ14, A4 5.692%, 4/15/49(3)	240	243

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
07-IQ14, AM 5.865%, 4/15/49(3)	$130	$126
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)	155	156
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)	114	118
15-2A, A1 144A 3.750%, 8/25/55(3)(4)	90	94
16-1A, A1 144A 3.750%, 3/25/56(3)(4)	87	90
16-3A, A1 144A 3.750%, 9/25/56(3)(4)	100	104
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	106	105
Novastar Mortgage Funding Trust Series 04-4, M5 2.250%, 3/25/35(3)	120	117
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	57	58
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(3)(4)	96	100
14-4, A6 144A 3.500%, 11/25/44(3)(4)	91	94
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 3.030%, 2/25/34(3)	127	124
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)	100	102
15-5, A2 144A 3.500%, 5/25/55(3)(4)	100	101
16-4, A1 144A 2.250%, 7/25/56(3)(4)	100	100
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)	145	141
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	285	287
07-C30, AM 5.383%, 12/15/43	160	161
07-C31, A4 5.509%, 4/15/47	202	204
15-LC20, B 3.719%, 4/15/50	50	53
07-C33, A5 6.158%, 2/15/51(3)	140	144
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.866%, 11/15/44(3)(4)	110	122

		8,623

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $12,626)		13,119

ASSET-BACKED SECURITIES—2.5%

AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	140	140
13-2, D 2.420%, 5/8/19	275	277
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	50	50

	PAR VALUE	VALUE

Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(4)	$77	$77
Conn Funding II LP 16-B, A 144A 3.730%, 10/15/18(4)	105	105
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	49	51
Drive Auto Receivables Trust 15-AA, C 144A 3.060%, 5/17/21(4)	150	151
DT Auto Owner Trust 16-4A C,144A 2.740%, 10/17/22(4)	125	125
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(4)	73	74
15-A1, C 144A 4.100%, 12/15/20(4)	135	137
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	76	76
Flagship Credit Auto Trust 16 - 1, A 144A 2.770%, 12/15/20(4)	110	111
LEAF Receivables Funding 9 LLC 13-1,E2 C 144A 3.460%, 9/15/21(4)	150	150
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.546%, 9/27/21(3)(4)	165	166
OneMain Financial Issuance Trust 15-A, A 144A 3.190%, 3/18/26(4)	125	126
SoFi Professional Loan Program LLC 16 - A, A2 144A 2.760%, 12/26/36(4)	89	91
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	152	143
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	66	65
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)	165	166
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)	108	110
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	94	95

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,479)		2,486

CORPORATE BONDS AND NOTES—18.5%

Consumer Discretionary—1.8%
Aramark Services, Inc. 144A 4.750%, 6/1/26(4)	50	50
CCO Holdings LLC 144A 5.500%, 5/1/26(4)	25	26
Delphi Automotive plc 3.150%, 11/19/20	90	93

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Hanesbrands, Inc. 144A 4.625%, 5/15/24(4)	$10	$10
Hyatt Hotels Corp. 3.375%, 7/15/23	115	118
International Game Technology plc 7.500%, 6/15/19	75	84
Marriott International, Inc. Series N, 3.125%, 10/15/21	105	110
MGM Growth Properties Operating Partnership LP
(MGP Finance Co-Issuer, Inc.) 144A 5.625%, 5/1/24(4)	10	11
144A 4.500%, 9/1/26(4)	20	20
MGM Resorts International 6.000%, 3/15/23	40	44
New York University 4.142%, 7/1/48	70	72
Priceline Group, Inc. (The) 3.650%, 3/15/25	130	136
QVC, Inc. 5.125%, 7/2/22	135	143
SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(4)	200	205
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(4)	90	93
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	204
Wyndham Worldwide Corp. 5.100%, 10/1/25	130	142
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(4)	200	200

		1,761

Consumer Staples—0.4%
CVS Health Corp. 2.875%, 6/1/26	110	112
Flowers Foods, Inc. 4.375%, 4/1/22	120	130
Kraft Heinz Foods Co. (The)
2.800%, 7/2/20	20	21
3.500%, 7/15/22	25	26
Safeway, Inc. 7.250%, 2/1/31	70	70
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	73	79

		438

Energy—2.3%
Anadarko Petroleum Corp. 5.550%, 3/15/26	20	23
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	20	20
Ecopetrol S.A. 4.125%, 1/16/25	135	131
Enbridge Energy Partners LP 4.375%, 10/15/20	25	26
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(4)(8)	200	217

	PAR VALUE	VALUE

Energy—(continued)
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	$70	$74
Holly Energy Partners LP 144A 6.000%, 8/1/24(4)	5	5
Kinder Morgan, Inc.
4.300%, 6/1/25	150	156
7.750%, 1/15/32	60	73
Linn Energy LLC 6.500%, 9/15/21(10)	50	13
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)	200	207
MPLX LP 4.875%, 12/1/24	170	176
NGL Energy Partners LP 5.125%, 7/15/19	95	90
Occidental Petroleum Corp.
3.400%, 4/15/26	5	5
4.400%, 4/15/46	60	66
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)(10)	100	19
Petrobras Global Finance BV 5.375%, 1/27/21	55	54
Petroleos Mexicanos
144A 6.875%, 8/4/26(4)	35	39
6.500%, 6/2/41	90	88
5.500%, 6/27/44	60	52
PHI, Inc. 5.250%, 3/15/19	35	34
Regency Energy Partners LP 5.000%, 10/1/22	135	142
Rowan Cos., Inc. 4.875%, 6/1/22	140	119
SM Energy Co. 6.125%, 11/15/22	45	45
Sunoco LP 144A 6.375%, 4/1/23(4)	140	145
TransCanada Trust 5.625%, 5/20/75(3)(5)	100	101
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	97
Williams Partners LP 3.900%, 1/15/25	145	145

		2,362

Financials—6.9%
Allstate Corp. (The) 5.750%, 8/15/53(3)(5)	135	145
Ally Financial, Inc.
4.250%, 4/15/21	40	41
5.750%, 11/20/25	60	63
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	139
Ares Capital Corp.
4.875%, 11/30/18	18	19
3.875%, 1/15/20	49	51
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	140	136

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(4)	$25	$25
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	150	164
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	164	176
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	211
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	115	127
Bank of America Corp.
5.650%, 5/1/18	400	424
4.200%, 8/26/24	155	164
Berkshire Hathaway, Inc.
2.750%, 3/15/23	10	10
3.125%, 3/15/26	25	26
Capital One Financial Corp. 3.750%, 7/28/26	105	106
Citigroup, Inc. 4.600%, 3/9/26	140	150
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	202
Fidelity National Financial, Inc.
6.600%, 5/15/17	175	180
5.500%, 9/1/22	40	44
Fifth Third Bancorp 4.500%, 6/1/18	150	156
First Horizon National Corp. 3.500%, 12/15/20	110	112
Ford Motor Credit Co., LLC 5.750%, 2/1/21	75	85
FS Investment Corp.
4.250%, 1/15/20	115	118
4.750%, 5/15/22	35	36
General Motors Financial Co., Inc.
3.500%, 7/10/19	120	124
4.200%, 3/1/21	40	42
Genworth Holdings, Inc. 4.900%, 8/15/23	68	57
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	180	190
HSBC USA, Inc. 1.700%, 3/5/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	110
Hutchison Whampoa International Ltd. Series 12 144A 6.000%, 5/29/49(3)(4)(5)(6)	160	163
ICAHN Enterprises LP
6.000%, 8/1/20	55	55
5.875%, 2/1/22	45	43
iStar Financial, Inc. 5.000%, 7/1/19	45	45
Jefferies Group LLC 6.875%, 4/15/21	150	175

	PAR VALUE	VALUE

Financials—(continued)
Keycorp 5.100%, 3/24/21	$165	$186

Korea Finance Corp. 4.625%, 11/16/21	200	228
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	146
Lincoln National Corp. 6.050%, 4/20/67(3)(5)	50	39
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	170
Manulife Financial Corp. 4.150%, 3/4/26	100	109
Morgan Stanley
4.100%, 5/22/23	80	85
4.350%, 9/8/26	100	107
Navient Corp. 7.250%, 9/25/23	20	20
OM Asset Management plc 4.800%, 7/27/26	60	60
PKO Finance AB 144A 4.630%, 9/26/22(4)(8)	200	216
Prudential Financial, Inc.
5.875%, 9/15/42(3)	90	99
5.625%, 6/15/43(3)(5)	60	65
S&P Global, Inc. 4.000%, 6/15/25	125	135
Santander Holdings USA, Inc. 2.650%, 4/17/20	130	131
SBA Tower Trust 144A 2.877%, 7/15/21(4)	100	102
Springleaf Finance Corp. 5.250%, 12/15/19	45	46
Teachers Insurance & Annuity Association Asset Management Finance Co., LLC 144A 4.125%, 11/1/24(4)	125	132
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	110	111
Toronto-Dominion Bank (The)
2.125%, 4/7/21	65	66
3.625%, 9/15/31(3)	25	25
Trinity Acquisition plc 4.400%, 3/15/26	80	84
Wells Fargo & Co. Series M, 3.450%, 2/13/23	115	119
Willis Group Holdings plc 5.750%, 3/15/21	125	141
Woodside Finance Ltd. 144A 3.700%, 9/15/26(4)	20	20
Zions Bancorporation 4.500%, 6/13/23	40	42

		6,933

Health Care—1.4%
AbbVie, Inc.
3.600%, 5/14/25	45	47
3.200%, 5/14/26	65	66
Becton Dickinson and Co. 3.300%, 3/1/23	135	143
Cardinal Health, Inc.
3.200%, 3/15/23	70	73
3.750%, 9/15/25	105	114

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
Endo Finance LLC 144A 5.375%, 1/15/23(4)	$50	$45
Express Scripts Holding Co. 3.900%, 2/15/22	140	151
Forest Laboratories LLC 144A 4.875%, 2/15/21(4)	80	89
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	15	16
HCA, Inc.
5.375%, 2/1/25	40	41
5.250%, 6/15/26	40	43
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	55	58
Mylan NV
144A 3.000%, 12/15/18(4)	35	36
144A 3.150%, 6/15/21(4)	20	20
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26	120	120
Tenet Healthcare Corp. 4.350%, 6/15/20(3)	35	35
Teva Pharmaceutical Finance BV 4.100%, 10/1/46	60	60
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	60	60
Universal Health Services, Inc.
144A 4.750%, 8/1/22(4)	10	10
144A 5.000%, 6/1/26(4)	25	26
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	15	15
144A 5.625%, 12/1/21(4)	25	22
144A 5.875%, 5/15/23(4)	10	9
Zoetis, Inc. 3.250%, 2/1/23	70	72

		1,371

Industrials—1.0%
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	70	62
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)	39	42
Carpenter Technology Corp. 5.200%, 7/15/21	150	156
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	137	146
01-1, A1 6.703%, 6/15/21	60	64
GATX Corp. 3.250%, 9/15/26	15	15
Lockheed Martin Corp. 3.100%, 1/15/23	100	106
Owens Corning 3.400%, 8/15/26	80	80
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)	50	52
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	198	211

	PAR VALUE	VALUE

Industrials—(continued)
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)	$85	$89

		1,023

Information Technology—0.7%
Apple, Inc.
2.850%, 2/23/23	30	31
3.250%, 2/23/26	80	85
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.450%, 6/15/23(4)	15	16
144A 7.125%, 6/15/24(4)	10	11
144A 6.020%, 6/15/26(4)	10	11
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135	141
Electronic Arts, Inc. 3.700%, 3/1/21	15	16
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(4)	60	64
Microsoft Corp. 2.400%, 8/8/26	55	55
Oracle Corp. 2.650%, 7/15/26	125	125
Verisk Analytics, Inc. 4.000%, 6/15/25	125	133

		688

Materials—0.6%
Airgas, Inc. 3.050%, 8/1/20	7	7
ArcelorMittal 6.125%, 6/1/25	100	110
Freeport-McMoRan Copper & Gold, Inc. 3.875%, 3/15/23	55	50
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	108
NewMarket Corp. 4.100%, 12/15/22	142	147
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(4)	35	36
Valvoline, Inc. 144A 5.500%, 7/15/24(4)	10	11
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	106

		575

Real Estate—2.2%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	60	63
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	15	16
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	37
Corporate Office Properties LP
3.700%, 6/15/21	90	93

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Real Estate—(continued)
3.600%, 5/15/23	$150	$	150
Developers Diversified Realty Corp.
3.400%, 10/1/20	50		52
3.950%, 7/1/22	65		69
Education Realty Operating Partnership LP 4.600%, 12/1/24	135		140
HCP, Inc. 3.750%, 2/1/19	50		52
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	80		83
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50		52
Highwoods Realty LP 3.625%, 1/15/23	135		138
Hospitality Properties Trust 4.500%, 3/15/25	130		133
Kilroy Realty LP 4.375%, 10/1/25	110		119
Kimco Realty Corp. 3.400%, 11/1/22	115		121
National Retail Properties, Inc. 5.500%, 7/15/21	150		171
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105		106
Select Income REIT 4.500%, 2/1/25	125		126
Sovran Acquisition LP 3.500%, 7/1/26	50		51
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155		161
Welltower, Inc. 4.000%, 6/1/25	135		143
WP Carey, Inc. 4.600%, 4/1/24	105		110

			2,186

Telecommunication Services—0.7%
AT&T, Inc.
3.000%, 6/30/22	50		52
4.800%, 6/15/44	80		84
CenturyLink, Inc.
Series T 5.800%, 3/15/22	45		46
Series Y 7.500%, 4/1/24	30		32
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250		273
Qwest Corp. 7.250%, 9/15/25	55		60
T-Mobile USA, Inc. 6.500%, 1/15/26	45		50
Windstream Services LLC 7.750%, 10/15/20	80		82

			679

Utilities—0.5%
Dominion Resources, Inc. 2.962%, 7/1/19(3)	10		10
Entergy Mississippi, Inc. 3.100%, 7/1/23	175		181
Kansas City Power & Light Co. 3.150%, 3/15/23	110		112

	PAR VALUE		VALUE

Utilities—(continued)
NRG Yield Operating LLC 5.375%, 8/15/24	$40	$	42
Southern Power Co. 4.150%, 12/1/25	145		156

			501

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $17,942)			18,517

LOAN AGREEMENTS(3)—0.9%

Consumer Discretionary—0.2%
Boyd Gaming Corp. Tranche B-2 3.524%, 9/15/23	24		24
Harbor Freight Tools USA, Inc. 4.000%, 8/18/23	105		106
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	62		63
UFC Holdings LLC First Lien 5.000%, 8/18/23	45		45

			238

Consumer Staples—0.0%
Coty, Inc. Tranche B, 3.750%, 10/27/22	14		14
Galleria Co. Tranche B, 3.750%, 1/26/23	27		27

			41

Energy—0.0%
Paragon Offshore Finance Co. 5.250%, 7/16/21(11)	33		8
Seadrill Operating LP 4.000%, 2/21/21	51		26

			34

Financials—0.1%
Delos Finance S.a.r.l. 3.588%, 3/6/21	80		81

Industrials—0.1%
AWAS Finance Luxembourg S.A. 3.500%, 7/16/18	28		28
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	52		52

			80

Information Technology—0.3%
First Data Corp.
Tranche 2021 4.525%, 3/24/21	70		71
Tranche 2022 4.275%, 7/8/22	23		23
Infinity Acquisition Ltd. 4.250%, 8/6/21	54		52
Mitchell International, Inc. 4.500%, 10/13/20	32		32
NXP BV Tranche F 3.405%, 12/7/20	37		37
SS&C European Holdings S.a.r.l.
Tranche B-1, 4.001%, 7/8/22	23		23
Tranche B-2, 4.001%, 7/8/22	3		3

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Western Digital Corp. Tranche B-1, 4.500%, 4/29/23	$26	$26
		267

Materials—0.1%
CPI Acquisition, Inc. First Lien, 4.500%, 8/17/22	36	35
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	38	38
Huntsman International LLC Tranche 16-B, 4.250%, 4/1/23	22	22
PolyOne Corp. Tranche B-1, 3.500%, 11/11/22	41	41
		136

Real Estate—0.0%
ESH Hospitality, Inc. 3.750%, 8/30/23	11	11

Utilities—0.1%
Texas Competitive Electric Holdings Co., LLC
2017 Extended, 4.998%, 10/10/17(11)	65	19
5.000%, 10/31/17(11)	24	25
Tranche C 5.000%, 10/31/17(11)	6	6
		50

TOTAL LOAN AGREEMENTS (Identified Cost $1,010)		938

	SHARES	VALUE

PREFERRED STOCKS—0.8%

Financials—0.8%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	40(7)	40
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	40(7)	41
Citigroup, Inc.(3)(6)	125(7)	135
JPMorgan Chase & Co. Series V, 5.000%(3)	50(7)	49
Keycorp 5.000%(3)	100(7)	98
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95(7)	95
Wells Fargo & Co. Series K, 7.980%(3)	95(7)	99
XLIT Ltd. Series E, 6.50%(3)	100(7)	75
Zions Bancorp 6.950%	4,250	126

TOTAL PREFERRED STOCKS (Identified Cost $756)		758

	SHARES	VALUE

COMMON STOCKS—57.1%

Consumer Discretionary—14.2%
Amazon.com, Inc.(2)	2,270	$1,901
Bridgestone Corp. ADR	17,215	316
Ctrip.Com International Ltd. ADR(2)	15,850	738
Fuji Heavy Industries Ltd. ADR	4,245	318
Home Depot, Inc. (The)	9,790	1,260
IMAX Corp.	12,330	357
Las Vegas Sands Corp.	24,510	1,410
Netflix, Inc.(2)	7,910	780
NIKE, Inc. Class B	26,490	1,395
Priceline Group, Inc. (The)(2)	900	1,324
Ross Stores, Inc.	17,690	1,138
Sony Corp. Sponsored ADR	14,005	465
Starbucks Corp.	28,470	1,541
TripAdvisor, Inc.(2)	12,950	818
WPP plc Sponsored ADR	4,025	474

		14,235

Consumer Staples—6.7%
British American Tobacco plc Sponsored ADR	3,615	462
Colgate-Palmolive Co.	8,300	615
Costco Wholesale Corp.	5,630	859
Estee Lauder Cos., Inc. (The) Class A	5,730	507
Heineken N.V. Sponsored ADR	9,855	432
Marine Harvest ASA Sponsored ADR	27,105	486
Mead Johnson Nutrition Co.	10,080	796
Monster Beverage Corp.(2)	9,790	1,437
Philip Morris International, Inc.	12,060	1,173

		6,767

Energy—3.2%
Cabot Oil & Gas Corp.	17,300	446
Core Laboratories N.V.	5,930	666
Pioneer Natural Resources Co.	3,660	680
Schlumberger Ltd.	8,600	676
Statoil ASA Sponsored ADR	23,250	391
Technip S.A. ADR	24,540	376

		3,235

Financials—1.8%
American International Group, Inc.	6,845	406
Charles Schwab Corp. (The)	16,800	531
DBS Group Holdings Ltd. Sponsored ADR	6,940	316

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
ORIX Corp. Sponsored ADR	6,780	$503

		1,756

Health Care—7.0%
Allergan plc	2,280	525
Amgen, Inc.	1,980	330
BioMarin Pharmaceutical, Inc.(2)	8,900	824
Bristol-Myers Squibb Co.	18,780	1,013
Celgene Corp.(2)	13,050	1,364
Danaher Corp.	9,090	713
Gilead Sciences, Inc.	7,510	594
Icon plc	4,710	364
Shire plc ADR	2,160	419
Zoetis, Inc.	16,310	848

		6,994

Industrials—3.0%
Airbus Group Se ADR	26,215	396
Ashtead Group plc ADR	5,300	354
Nidec Corp. Sponsored ADR	23,800	545
RELX plc Sponsored ADR	22,835	437
Roper Technologies, Inc.	4,340	792
Wabtec Corp.	5,479	447

		2,971

Information Technology—17.2%
Accenture plc Class A	6,420	784
Activision Blizzard, Inc.	15,220	674
Alibaba Group Holding Ltd. Sponsored ADR(2)	19,370	2,049
Alphabet, Inc. Class A(2)	1,480	1,190
Amphenol Corp. Class A	19,370	1,258
Broadcom Ltd.	2,570	443
Check Point Software Technologies Ltd.	4,060	315
CoStar Group, Inc.(2)	3,660	793
Facebook, Inc. Class A(2)	33,510	4,298
NXP Semiconductors NV	4,305	439
Paycom Software, Inc.(2)	12,360	620
SAP SE Sponsored ADR	5,370	491
Tencent Holdings Ltd. ADR	14,350	400
Visa, Inc. Class A	19,470	1,610
Workday, Inc. Class A(2)	11,070	1,015
Yandex N.V. Class A(2)	40,830	860

		17,239

	SHARES	VALUE

Materials—1.9%
Agnico Eagle Mines Ltd.	11,390	$617
Ecolab, Inc.	6,620	806
Randgold Resources Ltd. ADR	5,160	516
		1,939

Real Estate—0.4%
Unibail-Rodamco SE ADR	14,380	386

Telecommunication Services—1.4%
KDDI Corp. ADR	37,780	584
Nippon Telegraph & Telephone Corp. ADR	8,805	403
Spark New Zealand Ltd. Sponsored ADR	31,415	413
		1,400

Utilities—0.3%
Korea Electric Power Corp. Sponsored ADR	14,080	343

TOTAL COMMON STOCKS (Identified Cost $55,989)		57,265

AFFILIATED MUTUAL FUND(9)—0.3%

Virtus Credit Opportunities Fund Class R6	33,447	329

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $334)		329

TOTAL LONG TERM INVESTMENTS— 98.0% (Identified Cost $96,009)		98,257(12)

SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Fund(9)—1.3%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.360%)	1,340,610	1,341

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,341)		1,341

TOTAL INVESTMENTS—99.3% (Identified Cost $97,350)		99,598(1)

Other assets and liabilities, net—0.7%		714

NET ASSETS—100.0%		$100,312

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2016.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $10,564 or 10.5% of net assets.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	Value shown as par value.
(8)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(10)	Security in default, no interest payments are being received.
(11)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso
RUB	Russian Ruble

10

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	78%
China	3
Japan	3
United Kingdom	3
Netherlands	2
Canada	1
Russia	1
Other	9

Total	100%

† % of total investments as of September 30, 2016

11

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:

Asset-Backed Securities	$2,486	$—	$2,486	$—
Corporate Bonds And Notes	18,517	—	18,498	19
Foreign Government Securities	824	—	824	—
Loan Agreements	938	—	938	—
Mortgage-Backed Securities	13,119	—	13,119	—
Municipal Bonds	1,131	—	1,131	—
U.S. Government Securities	2,890	—	2,890	—
Equity Securities:
Affiliated Mutual Fund	329	329	—	—
Common Stocks	57,265	57,265	—	—
Preferred Stocks Short-Term Investment	758 1,341	126 1,341	632 —	— —
Total Investments	$99,598	$59,061	$40,518	$19

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Corporate Bonds and Notes

Balance as of December 31, 2015:	$ —	$	—

Accrued discount/(premium)	—		—

Realized gain (loss)	—		—

Change in unrealized appreciation (depreciation)	—		—

Purchases	—		—

Sales(b)	—		—

Transfers into Level 3 (a)(d)	19		19

Transfers from Level 3 (a)	—		—

Balance as of September 30, 2016	$ 19		$ 19

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers into Level 3 are due to a decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a trust consisting of eight diversified and one non-diversified Series (each a “Series”), in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.  SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that a Series calculates its

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases a Series fair values non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Series.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at September 30, 2016:

Series	Aggregate Value	% of Fund’s net assets
Multi-Sector Fixed Income Series	$ 215	0.2%
At September 30, 2016, the Series did not hold any securities that were both illiquid and restricted.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Growth Series	$127,455	$72,807	$(2,591)	$70,216
Enhanced Core Equity Series	100,272	547	(635)	(88)
Equity Trend Series	4,532	466	(77)	389
International Series	165,235	19,990	(4,537)	15,453
Multi-Sector Fixed Income Series	134,450	4,873	(5,443)	(570)
Real Estate Securities Series	54,937	31,208	(752)	30,456
Small-Cap Growth Series	39,906	23,404	(2,437)	20,967
Small-Cap Value Series	67,509	23,624	(2,534)	21,090
Strategic Allocation Series	97,358	2,248	(8)	2,240

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Series’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the Schedules of Investments (“N-Q”) were filed, and has determined that the following subsequent event requires recognition or disclosure in these Notes to Schedules of Investments.

Effective October 11, 2016, Virtus Growth & Income Series name was changed to Virtus Enhanced Core Equity Series.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11-29-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11-29-2016

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	11-29-2016

* Print the name and title of each signing officer under his or her signature.